Cover	Mar. 11, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K (the “Original Form 8-K”) filed by LQR House Inc., a Delaware corporation, with the Securities and Exchange Commission (the “Commission”) on March 11, 2026. This Amendment is being filed as an exhibit-only filing to file the legal opinion of McCarter & English, LLP (the “Legal Opinion”) as Exhibit 5.1 and the consent contained therein as Exhibit 23.1.
Document Period End Date	Mar. 11, 2026
Entity File Number	001-41778
Entity Registrant Name	LQR HOUSE INC.
Entity Central Index Key	0001843165
Entity Tax Identification Number	86-1604197
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6538 Collins Ave. Suite 344
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33141
City Area Code	786
Local Phone Number	389-9771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	YHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false